Organization and Background	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Background
(1) Organization and Background
(a) Organization
Lux Vending, LLC (dba Bitcoin Depot) (“Legacy Bitcoin Depot”) was formed on June 7, 2016. Pursuant to a transaction with GSR II Meteora Acquisition Corp. (“GSRM”), a Delaware corporation formed on October 14, 2021, Legacy Bitcoin Depot merged with and into GSRM and GSRM was renamed Bitcoin Depot Inc. (“Bitcoin Depot”, or the “Company”) (see Note 2(a)). Bitcoin Depot owns and operates a network of cryptocurrency kiosks (“BTMs”) across North America where customers can buy and sell cryptocurrencies. In addition to the BTM network, Bitcoin Depot also sells cryptocurrency to consumers at a network of retail locations through its BDCheckout product offering and through its website via over-the-counter
(“OTC”) trade. The BDCheckout offering allows users similar functionality to the BTM kiosks, enabling users to load cash into their accounts at the checkout counter at retailer locations, and use those funds to purchase cryptocurrency. The Company’s website allows users to initiate and complete OTC trades for cryptocurrency. Bitcoin Depot also offers a software solution to other BTM operators through its controlled subsidiary, BitAccess Inc (“BitAccess”).
(b) Background
Several factors affect the price of cryptocurrencies, including but not limited to: (a) global supply and demand; (b) investors’ expectations with respect to the rate of inflation; (c) interest rates; (d) currency exchange rates, including the rates at which cryptocurrencies may be exchanged for fiat currencies; (e) fiat currency withdrawal and deposit policies of electronic market places where traders may buy and sell cryptocurrencies based on bid-ask
trading activity with the various exchanges and the liquidity of those exchanges; (f) interruptions in service from or failures of major cryptocurrency exchanges; (g) investment and trading activities of large investors, including private and registered funds, that may directly or indirectly invest in cryptocurrencies; (h) monetary policies of governments, trade restrictions, currency devaluations and revaluations; (i) regulatory measures, if any, that restrict the use of cryptocurrencies as a form of payment; (j) the maintenance and development of the open-source protocol governing the cryptocurrency’s network; (k) global or regional political, economic or financial events and situations; and (l) expectations among market participants that the value of a cryptocurrency will soon change; (m) the reduction in mining rewards of Bitcoin, including block reward halving events, which are events that occur after a specific period of time and reduces the block reward earned by miners.
Global supply for a particular cryptocurrency is determined by the asset’s network source code, which sets the rate at which assets may be awarded to network participants. Global demand for cryptocurrencies is influenced by such factors as the increase in acceptance by retail merchants and commercial businesses of a cryptocurrency as a payment alternative, the security of online exchanges and digital wallets, the perception that the use of cryptocurrencies is safe and secure, and the lack of regulatory restrictions on their use. Additionally, there is no assurance that any cryptocurrency will maintain its long-term value in terms of purchasing power. Any of these events could have a material adverse effect on the Company’s financial position and the results of its operations.
(c) Liquidity
As of December 31, 2023, the Company had current assets of $37.3 million, including cash and cash equivalents of $29.8 million, current liabilities of $46.0 million, total stockholders’ equity and member’s equity of $9.4 million and an accumulated deficit of $32.7 million. For the year ended December 31, 2023, the Company recognized net income of $1.5 million and generated cash flows from operations of $41.1 million. The Company expects its existing cash and cash equivalents, together with cash provided by operations, to be sufficient to fund its operations for a period of 12 months from the date that these consolidated financial statements are issued.

(d) Risks and Uncertainties
The operations of Bitcoin Depot are subject to various regulatory challenges and uncertainties. The Company’s ability to operate and expand its cryptocurrency kiosk services in compliance with applicable laws and regulations is a significant risk factor that may impact its financial performance and overall business prospects. The regulatory landscape surrounding cryptocurrencies, including the operation of crypto kiosks, is rapidly evolving and can vary significantly from one jurisdiction to another. The impacts of heightened regulatory oversight is not yet known. For example, recent legislation in California regulates digital financial asset transaction kiosks (“crypto kiosks”) by imposing the following: limiting to $1,000 per day the amount of funds the kiosk operator can accept from or dispense at its crypto kiosks; limiting the direct and indirect charges an operator may collect from a customer for a single transaction to the greater of $5 or 15% of the dollar equivalent of the digital assets involved in the transaction; (iii) requiring that specific information (including the amount of fees, expenses and charges, as well as any spread between the dollar price of the digital asset charged to the customer and the dollar price for that asset listed by a digital asset exchange) be disclosed both prior to a transaction and on transaction receipts printed by crypto kiosks following the transaction; and (iv) requiring operators to provide the California Department of Financial Protection and Innovation with a list of all locations of the crypto kiosks that the operator owns, operates or manages in California. Other state agencies may propose and adopt new regulations (or interpret existing regulations) in ways that could result in significant adverse changes in the regulatory landscape for cryptocurrencies, regardless of whether these or other new laws are adopted.
The Company’s financial performance and ability to achieve its business objectives may be significantly impacted by the outcome of ongoing regulatory discussions and potential changes in the regulatory framework governing cryptocurrencies in California and in other states that have passed, or may pass, similar legislation. These uncertainties may result in increased compliance costs, operational restrictions, or limitations on the Company’s ability to expand its services or enter new markets. Compliance with current and proposed legislation that has not yet been published may be more challenging than expected.
In addition, the Company’s ability to obtain and maintain the necessary licenses, permits, and approvals from state regulatory authorities is subject to various factors beyond its control, including changes in laws, regulations, or interpretations thereof. Failure to comply with these requirements may result in penalties, fines, or even the suspension or termination of the Company’s operations in the state.